OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS
JUNE 30, 2024
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Debt Investments
Structured Finance - Debt Investments

Ares XXXVII CLO Ltd.
CLO secured notes - Class ER(3)(17), 12.86% (SOFR + 7.53%, due October 15, 2030)	6/23/2022	$ 7,300,000	$ 5,614,748	$ 6,402,830

BlueMountain CLO 2015-4 Ltd.
CLO secured notes - Class ER(3)(17), 11.54% (SOFR + 6.21%, due April 20, 2030)	1/19/2022	837,000	805,781	822,353

BlueMountain CLO 2018-1 Ltd.
CLO secured notes - Class F(3)(17), 13.80% (SOFR + 8.47%, due July 30, 2030)	11/18/2019	8,500,000	6,895,390	5,581,950

BlueMountain Fuji US CLO II Ltd.
CLO secured notes - Class D(3)(17), 11.74% (SOFR + 6.41%, due October 20, 2030)	11/09/2022	4,750,000	3,959,583	4,487,325

Elevation CLO 2017-6, Ltd.
CLO secured notes - Class F(3)(17), 13.99% (SOFR + 8.66%, due July 15, 2029)	8/03/2022	2,500,000	2,059,227	2,006,250

Highbridge Loan Management 5-2015, Ltd.
CLO secured notes - Class ERR(3)(17), 11.59% (SOFR + 6.26%, due October 15, 2030)	9/18/2023	3,750,000	3,305,415	3,607,125
CLO secured notes - Class FRR(3)(17), 13.59% (SOFR + 8.26%, due October 15, 2030)	8/03/2021	4,375,000	3,875,461	3,504,375

Highbridge Loan Management 2013-2, Ltd.
CLO secured notes - Class ER(3)(17), 13.84% (SOFR + 8.51%, due October 20, 2029)	4/20/2022	2,500,000	2,213,482	1,894,500

Longfellow Place CLO, Ltd.
CLO secured notes - Class FRR(3)(6)(17), 14.09% (SOFR + 8.76%, due April 15, 2029)	3/26/2019	5,015,707	4,273,462	568,280

Midocean Credit CLO VI
CLO secured notes - Class F(3)(17), 13.60% (SOFR + 8.27%, due April 20, 2033)	3/12/2021	4,000,000	3,413,187	3,717,200

Nassau 2017-II Ltd.
CLO secured notes - Class E(3)(17), 11.84% (SOFR + 6.51%, due January 15, 2030)	1/07/2022	7,030,000	6,616,521	3,204,274

Octagon Investment Partners 36, Ltd.
CLO secured notes - Class F(3)(17), 13.34% (SOFR + 8.01%, due April 15, 2031)	9/08/2023	600,000	414,075	458,280

OFSI BSL VIII, Ltd.
CLO secured notes - Class E(3)(17), 11.98% (SOFR + 6.65%, due August 16, 2029)	7/12/2022	4,000,000	3,219,398	3,860,800

OZLM IX, Ltd.
CLO secured notes - Class ERR(3)(17), 13.93% (SOFR + 8.60%, due October 20, 2031)	6/16/2023	1,500,000	895,915	1,164,600

Regatta XXVI Funding Ltd.
CLO secured notes - Class E(3)(9)(17), 13.13% (SOFR + 7.90%, due January 25, 2037)	10/31/2023	9,500,000	9,318,008	9,825,850

Rockford Tower CLO 2022-1, Ltd.
CLO secured notes - Class E(3)(17), 12.66% (SOFR + 7.34%, due July 20, 2035)	5/06/2022	3,750,000	3,718,488	3,681,000

Sound Point CLO V-R, Ltd.
CLO secured notes - Class F(3)(17), 13.69% (SOFR + 8.36%, due July 18, 2031)	5/25/2022	1,250,000	874,337	349,000

Voya CLO 2018-4, Ltd.
CLO secured notes - Class F(3)(17), 14.59% (SOFR + 9.26%, due January 15, 2032)	1/03/2024	6,000,000	5,450,515	5,943,600

Wind River 2023-1 CLO Ltd.
CLO secured notes - Class E(3)(17), 13.84% (SOFR + 8.52%, due April 25, 2036)	3/13/2023	10,000,000	9,637,103	10,323,000

Total Structured Finance - Debt Investments			$ 76,560,096	$ 71,402,592	5.07%
Total Collateralized Loan Obligation - Debt Investments			$ 76,560,096	$ 71,402,592	5.07%

Collateralized Loan Obligation - Equity Investments
Structured Finance - Equity Investments

522 Funding CLO I Ltd.
CLO subordinated notes(5)(7), (Estimated yield 24.36%, maturity April 15, 2035)	3/03/2023	29,800,000	13,018,477	9,859,610

AIMCO CLO, Series 2015-A
CLO subordinated notes(5)(7)(11), (Estimated yield 13.92%, maturity October 17, 2034)	8/25/2021	13,548,313	7,739,882	6,638,673

AIG CLO 2018-1, LLC
CLO subordinated notes(5)(7), (Estimated yield 23.16%, maturity April 20, 2037)	4/25/2023	20,518,400	13,824,001	15,099,491

Allegro CLO II-S, Ltd.
CLO subordinated notes(4)(5)(7)(10), (Estimated yield 0.00%, maturity October 21, 2028)	2/06/2020	20,800,000	3,670,680	-

ALM XVII, Ltd.
CLO subordinated notes(4)(5)(7)(10), (Estimated yield 0.00%, maturity January 15, 2028)	3/04/2019	6,500,000	-	1,300

AMMC CLO XII, Limited
CLO subordinated notes(4)(5)(7), (Estimated yield 0.00%, maturity November 10, 2030)	9/10/2021	24,350,000	2,526,744	365,250

AMMC CLO 25, Limited
CLO subordinated notes(5)(7)(8), (Estimated yield 24.99%, maturity April 15, 2035)	4/27/2022	19,000,000	13,722,108	14,820,000

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
JUNE 30, 2024
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Anchorage Capital CLO 1-R, Ltd.
CLO subordinated notes(5)(7)(10), (Estimated yield 14.55%, maturity April 13, 2031)	8/13/2020	$ 12,150,000	$ 1,552,364	$ 1,065,555

Anchorage Capital CLO 4-R, Ltd.
CLO subordinated notes(4)(5)(7)(10)(11), (Estimated yield 0.00%, maturity January 28, 2031)	5/20/2019	9,000,000	839,851	242,100

Anchorage Capital CLO 5-R, Ltd.
CLO subordinated notes(4)(5)(7)(10), (Estimated yield 0.00%, maturity January 15, 2030)	7/16/2019	27,316,000	792,280	88,810

Anchorage Capital CLO 17, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 13.80%, maturity July 15, 2034)	6/04/2021	27,500,000	19,754,708	13,200,000

Anchorage Capital CLO 25, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.29%, maturity April 20, 2035)	4/24/2023	10,000,000	6,482,372	5,300,000

Apex Credit CLO 2015-II, Ltd. (fka: JFIN CLO 2015-II Ltd.)
CLO subordinated notes(4)(5)(7)(10), (Estimated yield 0.00%, maturity October 17, 2026)	11/22/2016	5,750,000	2,124,917	472,075

Apex Credit CLO 2018 Ltd.
CLO subordinated notes(4)(5)(7), (Estimated yield 0.00%, maturity April 25, 2031)	3/14/2018	12,420,000	3,128,579	614,005

Apex Credit CLO 2019 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 9.92%, maturity April 18, 2032)	5/13/2019	17,500,000	11,333,931	6,010,847

Apex Credit CLO 2019-II Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.94%, maturity October 25, 2032)	10/27/2020	4,500,000	2,171,666	1,689,014

Apidos CLO XVIII-R
CLO subordinated notes(5)(7), (Estimated yield 35.50%, maturity October 22, 2030)	6/24/2022	7,500,000	2,701,826	3,300,000

Apidos CLO XXIII
CLO subordinated notes(5)(7), (Estimated yield 21.70%, maturity April 15, 2033)	4/01/2022	5,000,000	3,033,388	2,928,400

Apidos CLO XXIV
CLO subordinated notes(5)(7), (Estimated yield 27.42%, maturity October 20, 2030)	2/10/2022	5,000,000	1,329,339	1,300,000

Apidos CLO XXXIV
CLO subordinated notes(5)(7), (Estimated yield 15.69%, maturity January 20, 2035)	1/13/2022	9,950,000	6,851,512	6,766,000

Ares XXVII CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 13.60%, maturity October 28, 2034)	3/06/2019	27,871,690	12,325,056	8,722,968

Ares XXXIV CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.73%, maturity April 17, 2033)	8/30/2021	26,500,000	9,018,258	7,179,630

Ares XXXVR CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.77%, maturity July 15, 2030)	9/13/2022	7,000,000	2,162,135	1,536,377

Ares XXXVII CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 24.38%, maturity October 15, 2030)	2/12/2019	33,500,000	7,259,258	4,117,809

Ares XL CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.96%, maturity January 15, 2029)	11/30/2017	41,274,000	5,288,901	3,284,784

Ares XLII CLO Ltd.
CLO subordinated notes(4)(5)(7)(10), (Estimated yield 0.00%, maturity January 22, 2028)	6/23/2021	21,910,000	4,750,215	1,954,372

Ares XLIV CLO Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 28.36%, maturity April 15, 2034)	12/15/2023	111,500,000	31,038,365	30,935,512

ARES XLVI CLO Ltd.
CLO subordinated notes(5)(7)(10), (Estimated yield 20.46%, maturity January 15, 2030)	1/25/2022	6,400,000	819,019	528,820

Ares XLIX CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.49%, maturity July 22, 2030)	8/19/2022	7,600,000	2,316,312	2,006,659

Ares LVII CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.07%, maturity January 25, 2035)	8/22/2022	21,200,000	12,647,259	11,683,986

Ares LXI CLO Ltd.
CLO subordinated notes(5)(7)(8), (Estimated yield 14.42%, maturity April 20, 2037)	8/25/2021	13,000,000	10,188,377	7,540,000

Ares LXVII CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 25.35%, maturity January 25, 2036)	10/31/2022	9,180,000	7,543,753	8,347,861

Ares LXIV CLO Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 26.97%, maturity April 15, 2035)	6/08/2023	7,200,000	4,733,502	5,329,395

Atlas Senior Loan Funding XVII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.49%, maturity October 20, 2034)	9/20/2021	6,000,000	4,412,192	3,180,000

Atlas Senior Loan Fund XVIII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.16%, maturity January 18, 2035)	4/21/2022	6,000,000	3,762,230	2,580,000

Atrium XV
CLO subordinated notes(5)(7)(11), (Estimated yield 15.78%, maturity January 23, 2048)	9/17/2019	21,000,000	12,585,609	11,130,000

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
JUNE 30, 2024
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Battalion CLO VII Ltd.
CLO subordinated notes(4)(5)(7)(10), (Estimated yield 0.00%, maturity July 17, 2028)	7/03/2018	$ 26,900,000	$ 2,748,141	$ 8,070

BlueMountain Fuji US CLO II Ltd.
CLO subordinated notes(5)(7)(8), (Estimated yield 9.28%, maturity October 20, 2030)	2/13/2020	27,980,000	10,078,341	4,616,700

BlueMountain CLO 2015-4 Ltd.
CLO subordinated notes(4)(5)(7), (Estimated yield 0.00%, maturity April 20, 2030)	7/22/2020	9,644,700	2,377,206	1,157,364

BlueMountain CLO 2016-3 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.39%, maturity November 15, 2030)	8/18/2020	9,897,500	3,403,030	2,771,300

BlueMountain CLO 2018-1 Ltd.
CLO subordinated notes(4)(5)(7), (Estimated yield 0.00%, maturity July 30, 2030)	1/14/2020	9,000,000	1,026,116	585,000

BlueMountain CLO 2018-3 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 30.07%, maturity October 25, 2030)	6/11/2020	23,825,000	6,175,567	5,003,250

BlueMountain CLO XXXI Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 24.00%, maturity April 19, 2034)	4/16/2024	16,782,602	9,654,857	9,398,257

BlueMountain CLO XXXIV Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.72%, maturity April 20, 2035)	3/23/2022	10,700,000	9,825,212	7,490,000

Carlyle Global Market Strategies CLO 2013-2, Ltd.
CLO subordinated notes(4)(5)(7)(10)(11), (Estimated yield 0.00%, maturity January 18, 2029)	3/19/2013	16,098,067	1,167,135	9,659

Carlyle Global Market Strategies CLO 2013-4, Ltd.
CLO subordinated notes(4)(5)(7), (Estimated yield 0.00%, maturity January 15, 2031)	9/29/2021	14,500,000	3,409,719	1,740,000

Carlyle Global Market Strategies CLO 2014-5, Ltd.
CLO subordinated notes(4)(5)(7), (Estimated yield 0.00%, maturity July 15, 2031)	3/27/2019	7,134,333	1,911,098	784,777

Carlyle US CLO 2020-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.19%, maturity July 20, 2034)	8/04/2023	23,500,000	12,672,348	12,220,000

Carlyle US CLO 2020-2, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 17.85%, maturity January 25, 2035)	10/21/2020	14,558,333	9,936,099	8,007,083

Carlyle US CLO 2021-8, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.22%, maturity October 20, 2034)	8/24/2021	42,537,500	30,269,487	25,097,125

Carlyle US CLO 2022-3, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.31%, maturity April 20, 2037)	4/26/2024	27,370,000	23,186,410	22,169,700

Cathedral Lake CLO 2013, Ltd.
CLO subordinated notes(4)(5)(7)(10)(11), (Estimated yield 0.00%, maturity October 15, 2029)	5/31/2018	21,350,000	2,765,917	78,995

Catskill Park CLO, Ltd.
CLO subordinated notes(4)(5)(7), (Estimated yield 0.00%, maturity April 20, 2029)	2/10/2022	7,942,500	2,461,436	1,032,525

CBAM 2019-10, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.93%, maturity April 20, 2032)	1/30/2024	15,000,000	6,566,584	6,300,000

CBAM 2021-14, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 10.44%, maturity April 20, 2034)	3/24/2022	20,050,000	13,867,003	8,621,500

Cedar Funding IV CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.89%, maturity July 23, 2034)	2/10/2022	42,847,225	19,582,910	17,995,835

Cedar Funding VIII CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.54%, maturity October 17, 2034)	1/28/2022	59,507,500	26,753,376	24,993,150

Cedar Funding XII CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.64%, maturity October 25, 2034)	3/23/2022	32,008,575	23,220,652	19,205,145

Cedar Funding XV CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.94%, maturity April 20, 2035)	2/16/2022	34,235,000	25,645,694	23,279,800

CIFC Funding 2014-III, Ltd.
CLO income notes(4)(5)(7)(11), (Estimated yield 0.00%, maturity October 22, 2031)	3/06/2018	18,225,000	4,755,175	2,916,000

CIFC Funding 2021-VII, Ltd.
CLO income notes(5)(7), (Estimated yield 17.79%, maturity January 23, 2035)	10/18/2021	27,435,000	23,100,782	20,301,900

Columbia Cent CLO 28 Limited
CLO subordinated notes(4)(5)(7)(8), (Estimated yield 0.00%, maturity November 07, 2030)	1/14/2022	40,000,000	9,220,962	4,000

Columbia Cent CLO 32 Limited
CLO subordinated notes(5)(7), (Estimated yield 30.83%, maturity July 24, 2034)	10/04/2023	17,687,500	10,878,155	9,905,000

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
JUNE 30, 2024
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Crestline Denali CLO XVI, Ltd.
CLO subordinated notes(4)(5)(7), (Estimated yield 0.00%, maturity January 20, 2030)	6/10/2021	$ 22,000,000	$ 8,571,399	$ 5,060,000

Dryden 38 Senior Loan Fund
CLO subordinated notes(4)(5)(7), (Estimated yield 0.00%, maturity July 15, 2030)	9/23/2021	13,100,000	4,590,542	1,572,000

Dryden 53 CLO, LLC
CLO subordinated notes(5)(7), (Estimated yield 8.93%, maturity January 15, 2031)	2/10/2022	9,640,783	2,220,437	1,397,914

Dryden 75 CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.03%, maturity April 14, 2034)	8/17/2022	2,120,000	1,602,736	1,072,313

Dryden 78 CLO, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 30.07%, maturity April 17, 2037)	7/25/2023	19,913,726	12,159,544	10,576,180

Dryden 86 CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.10%, maturity July 17, 2030)	3/23/2022	35,350,000	23,368,041	14,493,500

Dryden 106 CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.07%, maturity October 15, 2035)	10/18/2022	29,477,500	23,232,697	21,122,425

Dryden 108 CLO. Ltd.
CLO subordinated notes(5)(7), (Estimated yield 25.02%, maturity July 18, 2035)	6/15/2023	18,600,000	12,957,439	13,578,000

Elevation CLO 2020-11, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 6.93%, maturity April 15, 2033)	2/21/2020	26,947,368	16,923,234	11,048,421

Elevation CLO 2021-12, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 9.89%, maturity April 20, 2037)	2/11/2021	44,245,037	23,445,403	15,928,213

Elevation CLO 2021-14, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 5.90%, maturity October 20, 2034)	9/21/2021	32,000,000	24,043,059	13,600,000

Elm CLO 2014-1 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 25.47%, maturity April 17, 2034)	6/13/2024	37,275,000	9,884,935	9,762,323

Elmwood CLO 14 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.20%, maturity April 20, 2035)	7/24/2023	26,200,000	20,545,481	20,436,000

Elmwood CLO 16 Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 16.75%, maturity April 20, 2037)	3/18/2024	30,700,000	22,557,774	21,797,000

Elmwood CLO 27 Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 13.80%, maturity April 18, 2037)	3/26/2024	44,412,500	36,160,578	35,085,875

Elmwood CLO V Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.71%, maturity October 20, 2034)	1/25/2022	10,400,000	10,226,463	10,400,000

Elmwood CLO XII Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 21.06%, maturity January 20, 2035)	7/24/2023	10,750,000	8,083,186	8,170,000

Franklin Park Place CLO I
CLO subordinated notes(5)(7)(11), (Estimated yield 25.24%, maturity April 14, 2035)	5/30/2024	29,000,000	15,094,035	14,790,000

Highbridge Loan Management 3-2014, Ltd.
CLO subordinated notes(4)(5)(7(8), (Estimated yield 0.00%, maturity July 18, 2029)	6/19/2020	25,500,000	5,253,294	892,500

Highbridge Loan Management 5-2015, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 28.34%, maturity October 15, 2030)	8/03/2021	23,125,000	3,839,034	2,402,688

HPS Loan Management 10-2016, Ltd.
CLO income notes(5)(7), (Estimated yield 13.30%, maturity January 20, 2028)	10/21/2021	24,460,380	11,341,926	8,071,925

HPS Loan Management 2021-16, Ltd.
CLO income notes(5)(7)(8), (Estimated yield 13.16%, maturity January 23, 2035)	11/12/2021	32,364,000	25,056,688	19,839,132

ICG US CLO 2014-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.63%, maturity October 20, 2034)	3/01/2023	28,687,500	5,196,452	4,016,250

ICG US CLO 2018-2, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 11.37%, maturity July 22, 2031)	5/24/2022	17,950,000	6,086,205	3,051,500

Kings Park CLO, Ltd.
CLO income notes(5)(7), (Estimated yield 20.09%, maturity January 21, 2035)	12/07/2021	30,552,500	22,115,621	20,775,700

KVK CLO 2013-1, Ltd.
CLO subordinated notes(4)(5)(7)(10), (Estimated yield 0.00%, maturity January 14, 2028)	9/22/2020	3,950,000	394,534	173,800

LCM 35 Ltd.
CLO income notes(5)(7), (Estimated yield 16.39%, maturity October 15, 2034)	10/28/2021	28,000,000	19,117,011	10,983,995

LCM 40 Ltd.
CLO subordinated notes(5)(7)(8), (Estimated yield 32.53%, maturity January 15, 2036)	4/20/2023	17,000,000	12,866,126	15,140,822

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
JUNE 30, 2024
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Longfellow Place CLO, Ltd.
CLO subordinated notes(4)(5)(7), (Estimated yield 0.00%, maturity April 15, 2029)	1/11/2018	$ 19,640,000	$ 5,309,310	$ 1,964

Madison Park Funding XI, Ltd.
CLO subordinated notes(5)(7)(10), (Estimated yield 27.88%, maturity July 23, 2047)	1/21/2022	19,000,000	370,981	1,993,100

Madison Park Funding XIII, Ltd.
CLO subordinated notes(5)(7)(10)(11), (Estimated yield 6.96%, maturity April 19, 2030)	9/17/2019	21,500,000	1,781,698	1,831,800

Madison Park Funding XV, Ltd.
CLO subordinated notes(4)(5)(7)(10), (Estimated yield 0.00%, maturity January 27, 2026)	3/07/2019	34,300,000	-	13,720

Marble Point CLO XVI Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 27.63%, maturity November 16, 2034)	4/17/2024	15,250,000	8,340,007	7,930,000

Madison Park Funding XXI, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.98%, maturity October 15, 2032)	1/26/2022	7,000,000	4,537,995	3,780,000

Madison Park Funding XXIV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 8.35%, maturity October 20, 2029)	3/28/2019	3,568,750	1,511,508	1,213,375

Madison Park Funding XXVIII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 24.27%, maturity July 15, 2030)	2/01/2022	4,267,000	2,216,595	1,759,884

Madison Park Funding XXX, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 32.44%, maturity April 15, 2047)	2/23/2018	17,550,000	8,801,823	8,599,500

Madison Park Fund XLI, Ltd. (fka: Atrium XII CLO)
CLO subordinated notes(4)(5)(7)(10), (Estimated yield 0.00%, maturity April 22, 2027)	10/08/2015	39,075,000	684,515	1,117,545

Marble Point CLO XVII Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.24%, maturity April 20, 2033)	5/09/2023	12,000,000	5,576,562	6,000,000

Marble Point CLO XVIII Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.11%, maturity October 15, 2034)	1/25/2022	25,500,000	18,726,531	13,515,000

Marble Point CLO XXIV Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.94%, maturity April 20, 2035)	1/24/2023	21,690,000	15,371,641	13,447,800

Mariner CLO 8, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 26.22%, maturity April 20, 2033)	11/08/2023	9,700,000	5,358,507	5,480,500

Medalist Partners Corporate Finance CLO VI Ltd.
CLO subordinated notes(5)(7), (Estimated yield 32.49%, maturity April 17, 2033)	9/20/2023	14,826,000	5,287,200	6,301,050

Midocean Credit CLO II
CLO income notes(4)(5)(7), (Estimated yield 0.00%, maturity January 29, 2030)	6/17/2021	13,600,000	3,256,849	1,360

Midocean Credit CLO III
CLO income notes(4)(5)(7), (Estimated yield 0.00%, maturity April 21, 2031)	4/24/2019	16,650,000	5,610,318	83,250

Midocean Credit CLO VI
CLO income notes(5)(7), (Estimated yield 0.59%, maturity April 20, 2033)	11/08/2016	29,700,000	18,316,297	7,722,000

Milford Park CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 23.63%, maturity July 20, 2035)	5/12/2022	32,960,000	27,239,702	29,334,400

MP CLO VIII, Ltd.
CLO income notes(5)(7), (Estimated yield 9.09%, maturity April 28, 2034)	11/10/2021	11,000,000	4,125,266	2,640,000

Nassau 2017-II Ltd.
CLO income notes(4)(5)(7), (Estimated yield 0.00%, maturity January 15, 2030)	9/17/2019	24,400,000	8,200,260	2,440

Neuberger Berman CLO XIV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 11.94%, maturity January 28, 2030)	1/26/2022	7,800,000	2,030,037	1,248,000

Neuberger Berman CLO XVII, Ltd.
CLO subordinated notes(5)(7)(9)(11), (Estimated yield 27.03%, maturity July 22, 2038)	6/13/2024	73,756,250	16,442,632	16,226,375

Nyack Park CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.46%, maturity October 20, 2034)	9/02/2021	30,000,000	24,314,468	23,100,000

Oaktree CLO 2018-1 Ltd.
CLO subordinated notes(5)(7)(10), (Estimated yield 29.01%, maturity October 20, 2030)	8/25/2022	11,750,000	-	952,925

Oaktree CLO 2019-1 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.15%, maturity April 22, 2030)	6/12/2024	5,000,000	2,356,870	2,300,000

Oaktree CLO 2019-3, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.55%, maturity October 20, 2034)	2/21/2024	10,000,000	6,165,039	6,350,000

Oaktree CLO 2022-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.33%, maturity May 15, 2033)	5/01/2024	28,500,000	22,299,015	21,945,000

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
JUNE 30, 2024
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
OCP CLO 2015-9, Ltd
CLO subordinated notes(5)(7), (Estimated yield 21.24%, maturity January 15, 2033)	4/12/2023	$ 10,000,000	$ 3,963,535	$ 3,800,000

OCP CLO 2015-10, Ltd.
CLO preference shares(5)(7)(11), (Estimated yield 25.89%, maturity January 26, 2034)	7/06/2023	24,750,000	11,339,048	10,890,000

OCP CLO 2016-11, Ltd.
CLO preference shares(5)(7)(11), (Estimated yield 19.32%, maturity April 26, 2036)	5/31/2024	28,500,000	13,940,725	13,395,000

OCP CLO 2020-18, Ltd.
CLO preference shares(5)(7), (Estimated yield 25.94%, maturity July 20, 2032)	8/16/2022	27,840,000	11,897,964	10,300,800

Octagon Investment Partners XXII, Ltd.
CLO subordinated notes(4)(5)(7)(11), (Estimated yield 0.00%, maturity January 22, 2030)	6/07/2018	32,055,000	6,721,595	1,763,025

Octagon Investment Partners 36, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.60%, maturity April 15, 2031)	8/24/2021	10,250,000	2,727,209	1,227,182

Octagon Investment Partners 38, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.08%, maturity July 20, 2030)	9/13/2022	10,000,000	3,378,978	2,100,000

Octagon Investment Partners 40, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.32%, maturity January 20, 2035)	2/14/2019	7,000,000	3,955,105	2,520,000

Octagon Investment Partners 41, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 26.50%, maturity October 15, 2033)	1/25/2024	17,000,000	7,420,319	6,659,509

Octagon Investment Partners 42, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 22.76%, maturity July 15, 2034)	8/16/2023	11,100,000	5,645,324	4,964,055

Octagon Investment Partners 47, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.00%, maturity July 20, 2034)	10/19/2023	10,000,000	5,462,467	4,900,000

Octagon Investment Partners 48, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.25%, maturity October 20, 2034)	7/25/2022	10,250,000	7,511,937	6,355,000

Octagon 52, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 19.48%, maturity July 23, 2037)	6/05/2024	31,926,829	21,944,148	22,348,780

Octagon 57, Ltd.
CLO income notes(5)(7)(8)(11), (Estimated yield 18.14%, maturity October 15, 2034)	10/13/2021	31,725,000	22,911,947	16,841,154

Octagon 60, Ltd.
CLO subordinated notes(5)(7)(8), (Estimated yield 15.98%, maturity October 20, 2035)	9/08/2022	35,750,000	30,264,215	27,885,000

OFSI BSL VIII, Ltd.
CLO preferred shares(4)(5)(7), (Estimated yield 0.00%, maturity August 16, 2029)	4/26/2019	8,500,000	2,998,887	595,000

OFSI BSL X, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 22.98%, maturity April 20, 2034)	8/01/2023	24,700,000	14,187,481	12,844,000

Onex CLO Subsidiary 2023-1, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 17.60%, maturity April 23, 2037)	3/12/2024	35,600,000	30,259,494	28,540,164

OZLM VII, Ltd.
CLO subordinated notes(4)(5)(7)(10), (Estimated yield 0.00%, maturity July 17, 2029)	1/29/2020	21,891,673	2,032,047	464,103

OZLM IX, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 55.07%, maturity October 20, 2031)	6/24/2022	13,000,000	1,643,555	1,430,000

OZLM XXIII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.36%, maturity April 15, 2034)	5/10/2024	30,255,000	11,551,910	11,884,985

OZLM XIV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.35%, maturity July 15, 2034)	12/07/2015	31,810,472	13,081,509	8,782,772

OZLM XIX, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.53%, maturity January 15, 2035)	4/29/2022	42,795,000	19,233,091	15,437,369

Peace Park CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.02%, maturity October 20, 2034)	3/15/2024	18,750,000	14,019,794	13,687,500

Regatta VI Funding Ltd.
CLO income notes(5)(7), (Estimated yield 7.28%, maturity April 20, 2034)	10/21/2021	22,000,000	10,401,296	7,260,000

Regatta XVIII Funding Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.18%, maturity January 15, 2034)	2/18/2021	28,886,856	20,940,011	20,220,799

Regatta XXII Funding Ltd.
CLO subordinated notes(5)(7), (Estimated yield 23.35%, maturity July 20, 2035)	5/06/2022	38,823,000	29,870,815	33,776,010

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
JUNE 30, 2024
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Regatta XXIII Funding Ltd.
CLO income notes(5)(7)(11), (Estimated yield 15.20%, maturity January 20, 2035)	11/04/2021	$ 25,829,333	$ 20,062,978	$ 17,822,240

Regatta XXVI Funding Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 15.46%, maturity January 25, 2037)	10/31/2023	17,467,500	17,223,551	15,930,011

Riserva CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.99%, maturity January 18, 2034)	3/18/2022	13,600,000	5,050,470	4,488,000

Rockford Tower CLO 2019-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.34%, maturity April 20, 2034)	9/13/2023	10,000,000	5,681,117	4,900,000

Rockford Tower CLO 2022-1, Ltd.
CLO subordinated notes(5)(7)(8), (Estimated yield 18.05%, maturity July 20, 2035)	5/06/2022	38,068,750	29,815,922	23,602,625

Rockford Tower CLO 2022-3, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 35.23%, maturity January 20, 2035)	5/09/2023	21,000,000	16,112,204	21,000,000

Rockland Park CLO, Ltd.
CLO subordinated notes(5)(7)(8), (Estimated yield 16.51%, maturity April 20, 2034)	4/26/2021	28,750,000	21,565,773	18,112,500

Romark CLO – V Ltd.
CLO income notes(5)(7)(8), (Estimated yield 11.62%, maturity January 15, 2035)	11/18/2021	27,000,000	19,005,318	11,880,000

Sculptor CLO XXIX, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 24.38%, maturity October 22, 2034)	9/20/2023	20,150,000	10,638,044	10,175,750

Sculptor CLO XXXII, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 22.48%, maturity April 30, 2037)	3/06/2024	12,000,000	8,608,414	8,400,000

Shackleton 2013-IV-R CLO, Ltd.
CLO subordinated notes(4)(5)(7), (Estimated yield 0.00%, maturity April 13, 2031)	8/14/2018	24,500,000	3,943,704	1,722,628

Shackleton 2014-V-R CLO, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 14.01%, maturity May 07, 2031)	9/17/2019	20,750,000	3,714,196	2,282,500

Signal Peak CLO 4, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 20.28%, maturity October 26, 2034)	8/09/2023	7,056,061	2,136,118	1,693,455

Signal Peak CLO 5, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 26.06%, maturity April 25, 2037)	5/20/2024	33,067,500	10,345,412	9,589,575

Signal Peak CLO 9, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.92%, maturity July 21, 2034)	7/19/2021	29,060,000	21,588,500	16,273,600

Signal Peak CLO 10, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.24%, maturity January 24, 2035)	2/16/2023	10,000,000	6,698,884	5,350,000

Sound Point CLO V-R, Ltd.
CLO subordinated notes(4)(5)(7), (Estimated yield 0.00%, maturity July 18, 2031)	5/04/2021	44,500,000	2,859,667	890,000

Sound Point CLO XX, Ltd.
CLO subordinated notes(4)(5)(7), (Estimated yield 0.00%, maturity July 26, 2031)	7/07/2021	13,000,000	4,520,042	715,000

Sound Point CLO XXIII, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 27.24%, maturity July 15, 2034)	5/09/2024	19,202,500	5,466,933	5,133,483

Sound Point CLO XXIX, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 25.80%, maturity April 25, 2034)	8/09/2023	21,428,000	9,991,818	9,214,040

Sound Point CLO XXX, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 23.55%, maturity July 25, 2034)	8/03/2023	21,151,500	10,103,881	8,672,115

Sound Point CLO XXXIII, Ltd
CLO subordinated notes(5)(7)(8), (Estimated yield 23.72%, maturity April 25, 2035)	6/01/2023	15,733,176	8,026,189	6,922,597

Symphony CLO XVII, Ltd.
CLO subordinated notes(5)(7)(10), (Estimated yield 25.42%, maturity April 15, 2028)	6/21/2023	7,750,000	1,047,426	1,933,625

TCW CLO 2021-2, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 20.09%, maturity July 25, 2034)	1/25/2024	5,625,000	3,181,203	3,093,750

TCW CLO 2022-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.02%, maturity April 22, 2033)	1/25/2024	24,550,000	12,798,597	13,060,600

Telos CLO 2013-3, Ltd.
CLO subordinated notes(4)(5)(7)(11), (Estimated yield 0.00%, maturity July 17, 2026)	1/25/2013	14,332,210	6,266,409	1,433

Telos CLO 2014-6, Ltd.
CLO subordinated notes(4)(5)(7), (Estimated yield 0.00%, maturity January 17, 2027)	11/08/2017	21,400,000	9,166,640	2,140

THL Credit Wind River 2017-1 CLO Ltd.
CLO subordinated notes(5)(7)(8), (Estimated yield 6.90%, maturity April 18, 2036)	2/02/2017	14,200,000	8,078,122	4,544,000

THL Credit Wind River 2018-3 CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.00%, maturity January 20, 2031)	3/02/2022	25,400,000	16,691,549	10,668,000

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
JUNE 30, 2024
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Tralee CLO II, Ltd.
CLO subordinated notes(4)(5)(7), (Estimated yield 0.00%, maturity July 20, 2029)	6/06/2018	$ 6,300,000	$ 1,683,974	$ 630

Tralee CLO IV, Ltd.
CLO subordinated notes(4)(5)(7)(8), (Estimated yield 0.00%, maturity January 20, 2030)	12/21/2017	13,270,000	5,502,595	1,327

Venture XV CLO, Limited
CLO subordinated notes(4)(5)(7)(11), (Estimated yield 0.00%, maturity July 15, 2032)	1/31/2018	15,992,521	3,077,010	1,439,327

Venture XVII CLO, Limited
CLO subordinated notes(4)(5)(7)(11), (Estimated yield 0.00%, maturity April 15, 2027)	1/09/2017	17,000,000	6,377,579	1,700

Venture XX CLO, Limited
CLO subordinated notes(4)(5)(7)(10)(11), (Estimated yield 0.00%, maturity April 15, 2027)	7/27/2018	7,200,000	532,119	-

Venture XXI CLO, Limited
CLO subordinated notes(4)(5)(7), (Estimated yield 0.00%, maturity July 15, 2027)	8/16/2017	30,000,000	13,459,356	3,000

Venture XXII CLO, Limited
CLO subordinated notes(4)(5)(7), (Estimated yield 0.00%, maturity January 15, 2031)	2/09/2022	18,500,000	5,401,030	1,110,000

Venture XXIII CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 11.98%, maturity July 19, 2034)	5/24/2022	4,125,000	1,356,876	783,750

Venture XXV CLO, Limited
CLO subordinated notes(4)(5)(7)(8)(10), (Estimated yield 0.00%, maturity April 20, 2029)	9/25/2020	13,750,000	2,056,214	534,875

Venture 37 CLO, Limited
CLO subordinated notes(4)(5)(7), (Estimated yield 0.00%, maturity July 15, 2032)	5/28/2019	8,500,000	4,147,376	2,550,000

Venture 41 CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 17.15%, maturity January 20, 2034)	4/06/2022	9,000,000	6,580,406	5,355,000

Venture 42 CLO, Limited
CLO subordinated notes(5)(7)(8), (Estimated yield 16.18%, maturity April 15, 2034)	3/15/2021	7,000,000	4,911,808	3,710,000

Venture 44 CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 13.51%, maturity October 20, 2034)	8/16/2021	24,750,000	17,859,611	10,890,000

Venture 47 CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 25.87%, maturity April 20, 2036)	3/14/2023	13,000,000	10,162,887	10,790,000

Venture 48 CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 23.92%, maturity October 20, 2036)	8/24/2023	26,848,000	22,919,788	20,404,480

Vibrant CLO III, Ltd.
CLO subordinated notes(4)(5)(7), (Estimated yield 0.00%, maturity October 20, 2031)	2/05/2019	31,810,000	8,391,061	4,453,400

Vibrant CLO XIV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.00%, maturity October 20, 2034)	8/17/2022	31,400,000	20,768,702	18,526,000

Voya CLO 2018-4, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 34.06%, maturity January 15, 2032)	1/03/2024	17,136,000	4,651,545	4,965,212

Voya CLO 2020-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.56%, maturity July 16, 2034)	3/08/2022	15,500,000	10,717,689	8,525,000

Voya CLO 2020-3, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.14%, maturity October 20, 2034)	5/03/2022	10,500,000	8,363,074	7,245,000

Wellfleet 2016-2 CLO, Ltd.
CLO subordinated notes(4)(5)(7), (Estimated yield 0.00%, maturity October 20, 2028)	9/28/2016	11,000,000	5,280,208	1,100

West CLO 2014-1, Ltd.
CLO subordinated notes(4)(5)(7)(10)(11), (Estimated yield 0.00%, maturity July 18, 2026)	11/16/2018	20,250,000	-	-

Wind River 2021-2 CLO Ltd.
CLO subordinated notes(5)(7)(8), (Estimated yield 12.96%, maturity July 20, 2034)	5/14/2021	30,700,000	21,068,514	14,429,000

Wind River 2021-4 CLO Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 18.41%, maturity January 20, 2035)	8/15/2023	9,096,750	5,428,224	3,820,635

Wind River 2023-1 CLO Ltd.
CLO subordinated notes(5)(7)(8), (Estimated yield 10.45%, maturity April 25, 2036)	3/13/2023	42,300,000	35,652,982	26,649,000

York CLO-5 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 28.87%, maturity July 22, 2037)	5/20/2021	32,625,000	14,494,910	19,901,250

Zais CLO 7, Limited
CLO subordinated notes(4)(5)(7), (Estimated yield 0.00%, maturity April 15, 2030)	6/29/2021	9,200,000	1,764,640	920

Zais CLO 9, Limited
CLO subordinated notes(4)(5)(7)(10), (Estimated yield 0.00%, maturity July 20, 2031)	6/19/2018	12,700,000	5,077,441	955,040

Total Equity Investments			$ 2,032,655,084	$ 1,631,632,422	115.82%

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
JUNE 30, 2024
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation Fee Notes - Equity Investments - Other CLO Equity Related Investments
Structured Finance - Equity Fee Note Investments
AMMC CLO 25, Limited
CLO subordinated fee notes(5)(7)(18), (maturity April 15, 2035)	4/27/2022		$ 939,416	$ 781,842

Ares LXI CLO Ltd.
CLO subordinated fee notes(5)(7)(18), (maturity October 20, 2034)	8/25/2021		303,008	269,422

BlueMountain Fuji US CLO II Ltd.
CLO subordinated fee notes(5)(7)(18), (maturity October 20, 2030)	12/22/2021		-	59,666

Columbia Cent CLO 28 Limited
CLO subordinated fee notes(5)(7)(18), (maturity November 07, 2030)	12/22/2021		-	-

Highbridge Loan Management 3-2014, Ltd.
CLO subordinated fee notes(5)(7)(18), (maturity July 18, 2029)	4/06/2022		-	38,605

HPS Loan Management 2021-16, Ltd.
CLO subordinated fee notes(5)(7)(18), (maturity January 23, 2035)	11/12/2021		731,402	662,493

Octagon 57, Ltd.
CLO subordinated fee notes(5)(7)(11)(18), (maturity October 15, 2034)	10/13/2021		512,573	408,243

Octagon 60, Ltd.
CLO subordinated fee notes(5)(7)(18), (maturity October 20, 2035)	9/08/2022		1,017,505	935,685

Point AU Roche Park CLO, Ltd.
CLO subordinated M1 fee notes(5)(7)(18), (maturity July 20, 2034)	5/28/2021		115,010	80,987
CLO subordinated M2 fee notes(5)(7)(18), (maturity July 20, 2034)	5/28/2021		207,314	167,264

Rockland Park CLO, Ltd.
CLO subordinated M1 fee notes(5)(7)(18), (maturity April 20, 2034)	4/26/2021		228,454	162,699
CLO subordinated M2 fee notes(5)(7)(18), (maturity April 20, 2034)	4/26/2021		425,138	352,974

Rockford Tower CLO 2021-3, Ltd.
CLO subordinated fee notes(5)(7)(18), (maturity October 20, 2034)	9/22/2021		333,398	282,060

Rockford Tower CLO 2022-1, Ltd.
CLO subordinated fee notes(5)(7)(18), (maturity July 20, 2035)	5/06/2022		406,146	367,884

Romark CLO – V Ltd.
CLO subordinated fee notes(5)(7)(18), (maturity January 15, 2035)	11/18/2021		605,241	63,041

Sound Point CLO XXIII, Ltd.
CLO subordinated Y fee notes(5)(7)(11)(18), (maturity July 15, 2034)	5/09/2024		183,135	215,018

THL Credit Wind River 2017-1 CLO Ltd.
CLO subordinated fee notes(5)(7)(18), (maturity April 18, 2029)	2/02/2017		71,576	416,088

Tralee CLO IV, Ltd.
CLO subordinated fee notes(5)(7)(18), (maturity January 20, 2030)	3/16/2018		-	-

Venture XXV CLO, Limited
CLO subordinated fee notes(5)(7)(10)(18), (maturity April 20, 2029)	9/25/2020		-	3,118

Venture 42 CLO, Limited
CLO subordinated Y fee notes(5)(7)(18), (maturity April 15, 2034)	3/15/2021		234,438	191,033

Wind River 2021-2 CLO Ltd.
CLO subordinated fee notes(5)(7)(18), (maturity July 20, 2034)	5/14/2021		431,647	361,231

Wind River 2023-1 CLO Ltd.
CLO subordinated fee notes(5)(7)(18), (maturity April 25, 2036)	3/13/2023		2,274,785	2,445,946

CLO other(8)(18)	Various(16)		2,241,593	2,310,859

Total Other CLO Equity Related Investments			$ 11,261,779	$ 10,576,158	0.75%

Total Structured Finance - Equity Investments			$ 2,043,916,863	$ 1,642,208,580	116.57%
Total Collateralized Loan Obligation - Equity Investments			$ 2,043,916,863	$ 1,642,208,580	116.57%

Total Investments			$ 2,120,476,959	$ 1,713,611,172	121.64%

Cash Equivalents

First American Government Obligations Fund, Class Z Shares, 5.20%(12)		111,951,834	$ 111,951,834	$ 111,951,834

Total Cash Equivalents			$ 111,951,834	$ 111,951,834	7.95%

Total Investments and Cash Equivalents			$ 2,232,428,793	$ 1,825,563,006	129.59%

(1) We do not "control" and are not an "affiliate" of any of our portfolio companies, each as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

          In general, under the 1940 Act, we would be presumed to "control" a portfolio company if we owned more than 25% of its voting securities and would be an "affiliate" of a portfolio company if we owned 5% or more of its voting securities.

(2) Fair value is determined in good faith by the Board of Directors of the Fund.
(3) Cost value reflects accretion of original issue discount or market discount.

(4)     As of June 30, 2024, the effective yield has been estimated to be 0%. The aggregate projected amount of future recurring distributions and terminal principal payment is less than the amortized investment cost.

(5) Cost value reflects accretion of effective yield less any cash distributions received or entitled to be received from CLO equity investments.
(6)
 As of June 30, 2024, the investment includes interest income capitalized as additional investment principal ("PIK" Interest). The PIK interest rate for CLO debt positions represents the interest rate at payment date when PIK interest is received. Please refer to "Note 3. Summary of Significant Accounting Policies - Payment-In-Kind." in OXLC’s most recently filed Form N-CSR for the year ended March 31, 2024.

(7)     The CLO subordinated notes, preferred shares, preference shares and income notes are considered equity positions in the CLO funds. Equity investments are entitled to recurring distributions which are generally equal to the remaining cash flow of the payments made by the underlying fund's securities less contractual payments to debt holders and fund expenses. The estimated yield indicated is based upon a current projection of the amount and timing of these recurring distributions and the estimated amount of repayment of principal upon termination. Such projections are periodically reviewed and adjusted, and the estimated yield may not ultimately be realized.
(8)	Fair value includes the Fund’s interest in subordinated fee notes, and represents discounted cash flows associated with fees earned from CLO equity investments.
(9)
 Investment has not made inaugural distribution for relevant period end. Please refer to “Note 3. Summary of Significant Accounting Policies — Investment Income.” in OXLC’s most recently filed Form N-CSR for the year ended March 31, 2024.

(10)
 The CLO equity investment was optionally redeemed. Expected value of residual distributions, once received, is anticipated to be recognized as return of capital, pending any remaining amortized cost, and/or realized gain for any amounts received in excess of such amortized cost. See Note 2. Summary of Significant Accounting Policies — Securities Transactions” in OXLC’s most recently filed Form N-CSR for the year ended March 31, 2024.
(11)	Investment is co-invested with the Fund’s affiliates. See “Note 5. Related Party Transactions.” in OXLC’s most recently filed Form N-CSR for the year ended March 31, 2024.
(12)	Represents cash equivalents held in a money market fund as of June 30, 2024.
(13)	The fair value of the investment was determined using significant unobservable inputs. See “Note 3. Fair Value” in OXLC’s most recently filed Form N-CSR for the year ended March 31, 2024.
(14)	The Fund generally acquires its investments in transactions not subject to registration under the Securities Act of 1933, as amended (the “Securities Act”). These investments are generally subject to restrictions as “restricted securities” (within the meaning of the Securities Act).
(15)	Acquisition date represents the initial date of purchase.
(16)	Cost and fair value total represents multiple investments which were purchased within one year prior to June 30, 2024.
(17)	The principal balance outstanding for this debt investment, in whole or in part, is indexed to the 90-day Secured Overnight Financing Rate (“SOFR”).
(18)	Cost value reflects amortized cost.